**Edwin Mecabe**
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

[redacted]

13003721

Re[illegible]

JAN 27 2014

Washington, DC 20549

January 27, 2014

001- 33311

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, NAVIOS MARITIME HOLDINGS INC., American Depositary Shares, each representing 1/100th of a Preferred Share and 8.75% Series G Cumulative Redeemable Perpetual Preferred Stock, par value $0.0001 per share ("Preferred Shares") (application for the Preferred Shares is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 24, 2014. Tentative listing date – January 29, 2014.

Sincerely,

[signature]

emecabe@nyx.com
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